Segments (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Results by Segment

Results by segment

Half year to 30 June 2019	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & investment Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	1,465	189	32	(18)	1,668
Non-interest income	353	38	47	15	453

Total operating income/(expense)	1,818	227	79	(3)	2,121

Operating expenses before credit impairment losses, provisions and charges	(1,011)	(138)	(83)	(25)	(1,257)
Credit impairment (losses)/releases	(63)	(9)	4	(1)	(69)
Provisions for other liabilities and charges	(95)	(1)	(11)	(99)	(206)

Total operating credit impairment losses, provisions and charges	(158)	(10)	(7)	(100)	(275)

Profit/(loss) before tax	649	79	(11)	(128)	589

Revenue from external customers	2,166	281	85	(411)	2,121
Inter-segment revenue	(348)	(54)	(6)	408	—

Total operating income/(expense)	1,818	227	79	(3)	2,121

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
– Current account and debit card fees	345	15	14	—	374
– Insurance, protection and investments	37	—	—	—	37
– Credit cards	42	—	—	—	42
– Non-banking and other fees(2)	36	26	24	—	86

Total fee and commission income	460	41	38	—	539
Fee and commission expense	(184)	(12)	(7)	(1)	(204)

Net fee and commission income	276	29	31	(1)	335

30 June 2019
Customer loans	174,590	17,365	4,060	4,343	200,358
Total assets(3)	182,785	17,365	4,929	79,448	284,527

Customer deposits	142,814	18,021	6,059	2,855	169,749
Total liabilities	143,788	18,045	6,946	99,684	268,463

(1)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)	Includes customer loans, net of credit impairment loss allowances.

Half year to 30 June 2018(1)	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & investment Banking £m	Corporate Centre £m	Total £m
Net interest income	1,565	202	33	11	1,811
Non-interest income	304	40	115	42	501

Total operating income	1,869	242	148	53	2,312

Operating expenses before credit impairment losses, provisions and charges	(957)	(134)	(145)	(47)	(1,283)
Credit impairment (losses)/releases	(52)	(22)	(18)	1	(91)
Provisions for other liabilities and charges	(34)	8	(2)	(5)	(33)

Total operating credit impairment losses, provisions and (charges)/releases	(86)	(14)	(20)	(4)	(124)

Profit/(loss) before tax	826	94	(17)	2	905

Revenue from external customers	2,183	322	177	(370)	2,312
Inter-segment revenue	(314)	(80)	(29)	423	—

Total operating income/(expense)	1,869	242	148	53	2,312

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
– Current account and debit card fees	311	13	14	—	338
– Insurance, protection and investments	46	—	—	—	46
– Credit cards	45	—	—	—	45
– Non-banking and other fees(3)	67	32	50	6	155

Total fee and commission income	469	45	64	6	584
Fee and commission expense	(183)	(13)	(8)	—	(204)

Net fee and commission income	286	32	56	6	380

31 December 2018
Customer loans	172,747	17,702	4,613	4,524	199,586
Total assets(4)	179,572	17,702	8,607	77,491	283,372

Customer deposits	142,065	17,606	4,853	2,791	167,315
Total liabilities	142,839	17,634	8,885	98,105	267,463

(1)	Restated to reflect the resegmentation of our short term markets business and our Jersey and Isle of Man branches to Corporate Centre.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.